Schedule of Investments (unaudited)
July 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 2.2%
Boeing Co. (The)
2.70%, 02/01/27	$6,056	$5,881,378
2.80%, 03/01/27(a)	1,416	1,374,602
5.04%, 05/01/27(a)	11,415	11,481,185
6.26%, 05/01/27	5,945	6,097,375
General Dynamics Corp.
2.63%, 11/15/27(a)	3,011	2,908,888
3.50%, 04/01/27	4,637	4,589,266
Hexcel Corp., 4.20%, 02/15/27	2,610	2,582,763
Howmet Aerospace Inc., 5.90%, 02/01/27(a)	3,950	4,029,570
L3Harris Technologies Inc., 5.40%, 01/15/27	7,535	7,627,523
Lockheed Martin Corp., 5.10%, 11/15/27(a)	4,025	4,102,904
Northrop Grumman Corp., 3.20%, 02/01/27	4,554	4,475,084
RTX Corp.
3.13%, 05/04/27	6,566	6,424,548
3.50%, 03/15/27(a)	6,770	6,676,212
7.20%, 08/15/27(a)	1,803	1,903,489
		70,154,787
Agriculture — 1.3%
BAT Capital Corp.
3.56%, 08/15/27	13,172	12,927,925
4.70%, 04/02/27(a)	5,129	5,140,172
Bunge Ltd. Finance Corp., 3.75%, 09/25/27	3,352	3,310,476
Philip Morris International Inc.
3.13%, 08/17/27	2,678	2,614,229
4.38%, 11/01/27	4,620	4,623,838
4.75%, 02/12/27	4,535	4,561,513
5.13%, 11/17/27	8,490	8,620,473
		41,798,626
Airlines — 0.7%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28(a)	2,205	2,142,580
Series 2015-2, Class AA, 3.60%, 03/22/29(a)	1,518	1,477,210
Southwest Airlines Co.
3.45%, 11/16/27(a)	1,790	1,738,603
5.13%, 06/15/27(a)	10,104	10,171,329
United Airlines Pass-Through Trust, Series 2020-1, 5.88%, 04/15/29(a)	5,681	5,784,156
		21,313,878
Apparel — 0.2%
NIKE Inc., 2.75%, 03/27/27	6,448	6,293,967
Tapestry Inc., 4.13%, 07/15/27	1,444	1,432,665
		7,726,632
Auto Manufacturers — 6.0%
American Honda Finance Corp.
2.35%, 01/08/27	2,727	2,646,871
4.45%, 10/22/27	4,590	4,591,280
4.55%, 07/09/27	4,775	4,784,445
4.90%, 03/12/27	4,175	4,202,042
4.90%, 07/09/27(a)	4,000	4,033,114
Ford Motor Credit Co. LLC
3.82%, 11/02/27	4,280	4,134,717
4.13%, 08/17/27	7,142	6,960,888
4.27%, 01/09/27	5,325	5,246,077
4.95%, 05/28/27	8,112	8,045,316
5.80%, 03/05/27	8,515	8,568,533
5.85%, 05/17/27	8,560	8,617,891
7.35%, 11/04/27	8,666	8,976,623
Security	Par (000)	Value
Auto Manufacturers (continued)
General Motors Co.
4.20%, 10/01/27	$4,189	$4,150,731
6.80%, 10/01/27	5,629	5,853,523
General Motors Financial Co. Inc.
2.35%, 02/26/27	5,695	5,502,575
2.70%, 08/20/27	5,016	4,827,081
4.35%, 01/17/27	6,920	6,887,506
5.00%, 04/09/27	6,735	6,769,633
5.00%, 07/15/27	2,955	2,971,077
5.35%, 07/15/27(a)	6,205	6,284,024
5.40%, 05/08/27	6,680	6,768,441
Honda Motor Co. Ltd., 2.53%, 03/10/27(a)	5,700	5,531,557
PACCAR Financial Corp.
2.00%, 02/04/27(a)	1,510	1,460,252
4.25%, 06/23/27	2,490	2,494,054
4.45%, 08/06/27	4,400	4,424,125
5.00%, 05/13/27	2,990	3,030,537
Toyota Motor Corp., 4.19%, 06/30/27(a)	2,940	2,934,928
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	2,957	2,780,023
1.90%, 01/13/27(a)	4,295	4,151,273
3.05%, 03/22/27(a)	7,714	7,561,055
3.20%, 01/11/27	4,080	4,017,122
4.35%, 10/08/27	7,480	7,488,898
4.50%, 05/14/27	5,925	5,948,979
4.55%, 09/20/27	5,475	5,503,600
4.60%, 01/08/27	3,595	3,610,682
5.45%, 11/10/27(a)	3,560	3,652,838
Series B, 5.00%, 03/19/27(a)	4,680	4,730,678
		190,142,989
Auto Parts & Equipment — 0.3%
BorgWarner Inc., 2.65%, 07/01/27(a)	6,515	6,296,808
Lear Corp., 3.80%, 09/15/27	3,503	3,447,725
		9,744,533
Banks — 15.1%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27(a)	2,370	2,355,700
4.75%, 01/18/27	7,015	7,064,182
4.90%, 07/16/27	4,480	4,534,438
Banco Santander SA
4.25%, 04/11/27	6,100	6,071,060
5.29%, 08/18/27	10,088	10,217,849
Bank of America Corp.
3.25%, 10/21/27(a)	14,743	14,437,330
Series L, 4.18%, 11/25/27	11,679	11,608,769
Bank of Montreal
2.65%, 03/08/27(a)	7,276	7,088,134
5.37%, 06/04/27(a)	4,547	4,629,460
Series H, 4.70%, 09/14/27(a)	6,040	6,077,160
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27(a)	4,740	4,592,693
3.25%, 05/16/27	4,910	4,830,348
Bank of Nova Scotia (The)
1.95%, 02/02/27(a)	4,405	4,259,660
2.95%, 03/11/27	4,010	3,921,382
5.40%, 06/04/27(a)	5,335	5,444,388
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	6,060	5,971,982
5.24%, 06/28/27	7,975	8,096,884

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citibank NA, 4.58%, 05/29/27	$11,420	$11,453,630
Citigroup Inc., 4.45%, 09/29/27	22,224	22,161,637
Cooperatieve Rabobank UA/NY
4.37%, 05/27/27	2,055	2,060,495
5.04%, 03/05/27	3,595	3,640,062
Deutsche Bank AG/New York NY, 5.37%, 09/09/27(a)	2,065	2,107,066
Fifth Third Bancorp, 2.55%, 05/05/27	4,519	4,381,437
Fifth Third Bank NA, 2.25%, 02/01/27	3,859	3,733,726
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27	17,424	17,283,078
5.95%, 01/15/27(a)	4,881	5,000,024
HSBC USA Inc., 5.29%, 03/04/27	6,000	6,082,323
ING Groep NV, 3.95%, 03/29/27	9,001	8,925,891
JPMorgan Chase & Co.
3.63%, 12/01/27(a)	6,571	6,464,547
4.25%, 10/01/27(a)	8,583	8,589,944
8.00%, 04/29/27(a)	3,175	3,372,056
KeyBank NA/Cleveland OH
4.39%, 12/14/27(a)	1,738	1,735,016
5.85%, 11/15/27	5,757	5,918,191
KeyCorp, 2.25%, 04/06/27	4,946	4,759,137
Lloyds Banking Group PLC, 3.75%, 01/11/27	7,618	7,539,503
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	2,925	2,858,125
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	5,085	4,987,518
3.68%, 02/22/27(a)	5,811	5,748,987
Mizuho Financial Group Inc.
3.17%, 09/11/27(a)	5,661	5,518,313
3.66%, 02/28/27(a)	3,145	3,106,386
Morgan Stanley
3.63%, 01/20/27	16,351	16,191,267
3.95%, 04/23/27	11,610	11,512,366
National Australia Bank Ltd./New York
3.91%, 06/09/27(a)	6,735	6,693,246
4.50%, 10/26/27	4,700	4,725,728
5.09%, 06/11/27	5,495	5,576,295
Northern Trust Corp., 4.00%, 05/10/27	6,283	6,257,971
PNC Bank NA, 3.10%, 10/25/27	5,874	5,712,952
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27	4,679	4,582,360
Royal Bank of Canada
2.05%, 01/21/27	2,432	2,355,229
3.63%, 05/04/27(a)	6,936	6,856,748
4.24%, 08/03/27	7,716	7,699,392
4.88%, 01/19/27	7,040	7,093,774
6.00%, 11/01/27	7,905	8,172,668
Santander Holdings USA Inc., 4.40%, 07/13/27(a)	6,397	6,387,880
Standard Chartered Bank/New York, 4.85%, 12/03/27	2,025	2,044,323
State Street Corp.
4.33%, 10/22/27	6,188	6,198,432
4.99%, 03/18/27(a)	6,094	6,163,224
Sumitomo Mitsui Financial Group Inc.
2.17%, 01/14/27(a)	3,095	2,997,370
3.35%, 10/18/27(a)	3,984	3,897,275
3.36%, 07/12/27	9,200	9,040,723
3.45%, 01/11/27(a)	6,602	6,515,250
Synchrony Bank, 5.63%, 08/23/27	3,555	3,615,707
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank (The)
1.95%, 01/12/27	$4,250	$4,107,130
2.80%, 03/10/27	6,285	6,130,447
4.11%, 06/08/27	8,510	8,472,190
4.69%, 09/15/27	8,646	8,699,384
4.98%, 04/05/27	4,830	4,874,965
Truist Financial Corp., 1.13%, 08/03/27	4,665	4,379,379
U.S. Bancorp, Series X, 3.15%, 04/27/27	7,763	7,615,349
UBS AG/Stamford CT, 5.00%, 07/09/27	7,210	7,295,841
Wells Fargo & Co., 4.30%, 07/22/27	14,725	14,696,484
Westpac Banking Corp.
3.35%, 03/08/27(a)	6,022	5,940,178
4.04%, 08/26/27	4,485	4,471,082
5.46%, 11/18/27	7,094	7,279,006
		482,880,126
Beverages — 1.6%
Coca-Cola Co. (The)
1.45%, 06/01/27(a)	8,233	7,851,195
2.90%, 05/25/27	2,771	2,714,460
3.38%, 03/25/27(a)	5,869	5,803,955
Constellation Brands Inc.
3.50%, 05/09/27	3,145	3,093,084
4.35%, 05/09/27(a)	3,680	3,668,583
Diageo Capital PLC, 5.30%, 10/24/27(a)	4,042	4,124,802
Keurig Dr Pepper Inc.
3.43%, 06/15/27	3,045	2,990,193
5.10%, 03/15/27(a)	4,105	4,144,242
PepsiCo Inc.
2.63%, 03/19/27	2,802	2,732,745
3.00%, 10/15/27	8,570	8,366,089
4.40%, 02/07/27	2,960	2,970,810
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	3,260	3,283,176
		51,743,334
Biotechnology — 1.2%
Amgen Inc.
2.20%, 02/21/27	10,021	9,692,858
3.20%, 11/02/27	5,901	5,750,579
Bio-Rad Laboratories Inc., 3.30%, 03/15/27(a)	2,534	2,481,375
Gilead Sciences Inc.
1.20%, 10/01/27	4,237	3,967,486
2.95%, 03/01/27	7,473	7,322,599
Illumina Inc., 5.75%, 12/13/27	3,151	3,220,425
Royalty Pharma PLC, 1.75%, 09/02/27	5,463	5,169,810
		37,605,132
Building Materials — 0.7%
Amrize Finance US LLC, 4.60%, 04/07/27(b)	2,805	2,805,657
Carrier Global Corp., 2.49%, 02/15/27	5,366	5,220,138
Lennox International Inc., 1.70%, 08/01/27	1,735	1,642,281
Martin Marietta Materials Inc.
3.45%, 06/01/27	1,790	1,756,503
3.50%, 12/15/27	2,970	2,905,830
Masco Corp., 3.50%, 11/15/27	1,696	1,656,317
Owens Corning, 5.50%, 06/15/27(a)	2,560	2,603,747
Vulcan Materials Co., 3.90%, 04/01/27	2,391	2,370,819
		20,961,292
Chemicals — 1.1%
Air Products and Chemicals Inc., 1.85%, 05/15/27(a)	3,311	3,176,836
Albemarle Corp., 4.65%, 06/01/27(a)	3,968	3,940,191

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Ecolab Inc.
1.65%, 02/01/27	$3,059	$2,942,437
3.25%, 12/01/27(a)	2,384	2,329,490
LYB International Finance II BV, 3.50%, 03/02/27	3,501	3,439,453
Mosaic Co. (The), 4.05%, 11/15/27	2,786	2,754,555
Nutrien Ltd.
4.50%, 03/12/27	2,385	2,384,512
5.20%, 06/21/27	2,210	2,233,822
RPM International Inc., 3.75%, 03/15/27	2,618	2,584,254
Sherwin-Williams Co. (The), 3.45%, 06/01/27	8,735	8,581,176
		34,366,726
Commercial Services — 1.1%
Cintas Corp. No. 2, 3.70%, 04/01/27	5,888	5,829,324
Equifax Inc., 5.10%, 12/15/27(a)	4,569	4,619,718
Global Payments Inc.
2.15%, 01/15/27	4,426	4,273,670
4.95%, 08/15/27	3,170	3,189,112
Leland Stanford Junior University (The), 1.29%, 06/01/27(a)	1,725	1,639,829
PayPal Holdings Inc., 3.90%, 06/01/27(a)	2,910	2,892,643
Quanta Services Inc., 4.75%, 08/09/27(a)	3,261	3,282,097
S&P Global Inc.
2.45%, 03/01/27	7,140	6,941,359
2.95%, 01/22/27	3,240	3,177,256
		35,845,008
Computers — 2.9%
Accenture Capital Inc., 3.90%, 10/04/27(a)	4,665	4,635,341
Apple Inc.
2.90%, 09/12/27(a)	10,969	10,714,640
3.00%, 06/20/27	5,874	5,762,535
3.00%, 11/13/27	8,179	8,003,422
3.20%, 05/11/27(a)	10,516	10,356,995
3.35%, 02/09/27	12,305	12,167,319
Dell International LLC/EMC Corp., 6.10%, 07/15/27(a)	2,705	2,784,639
Hewlett Packard Enterprise Co., 4.40%, 09/25/27(a)	7,460	7,459,589
HP Inc., 3.00%, 06/17/27	6,158	6,001,407
IBM International Capital Pte Ltd., 4.60%, 02/05/27(a)	2,715	2,722,695
International Business Machines Corp.
1.70%, 05/15/27(a)	7,024	6,711,764
2.20%, 02/09/27(a)	3,685	3,569,431
3.30%, 01/27/27(a)	3,173	3,126,161
4.15%, 07/27/27(a)	4,550	4,544,736
6.22%, 08/01/27(a)	2,460	2,549,716
NetApp Inc., 2.38%, 06/22/27(a)	2,856	2,744,639
		93,855,029
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co., 3.10%, 08/15/27	2,895	2,836,612
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27	2,811	2,758,083
Haleon U.S. Capital LLC, 3.38%, 03/24/27	11,110	10,925,643
Procter & Gamble Co. (The)
1.90%, 02/01/27	5,411	5,239,032
2.80%, 03/25/27	3,110	3,044,844
2.85%, 08/11/27	4,352	4,247,924
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Unilever Capital Corp.
2.90%, 05/05/27(a)	$5,470	$5,352,926
4.25%, 08/12/27(a)	4,655	4,661,887
		39,066,951
Diversified Financial Services — 6.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27	5,712	5,617,400
4.63%, 10/15/27	3,162	3,163,493
6.10%, 01/15/27(a)	5,100	5,197,232
6.45%, 04/15/27(a)	8,472	8,714,546
Air Lease Corp.
2.20%, 01/15/27	4,334	4,194,005
3.63%, 04/01/27(a)	2,793	2,757,420
3.63%, 12/01/27	2,810	2,754,428
5.85%, 12/15/27(a)	3,940	4,054,620
Ally Financial Inc.
4.75%, 06/09/27(a)	4,571	4,578,840
7.10%, 11/15/27(a)	4,414	4,638,961
American Express Co.
2.55%, 03/04/27(a)	10,240	9,964,910
3.30%, 05/03/27	9,553	9,388,408
5.85%, 11/05/27(a)	8,655	8,943,011
American Express Credit Corp., 3.30%, 05/03/27	2,052	2,016,909
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27(a)	1,812	1,699,076
Capital One Financial Corp.
3.65%, 05/11/27	6,054	5,971,456
3.75%, 03/09/27(a)	7,706	7,623,609
4.10%, 02/09/27(a)	6,258	6,224,982
Cboe Global Markets Inc., 3.65%, 01/12/27(a)	4,524	4,477,971
Charles Schwab Corp. (The)
2.45%, 03/03/27(a)	8,835	8,582,218
3.20%, 03/02/27(a)	4,018	3,947,014
3.30%, 04/01/27(a)	4,571	4,497,150
Eaton Vance Corp., 3.50%, 04/06/27(a)	2,492	2,456,177
Intercontinental Exchange Inc.
3.10%, 09/15/27	2,781	2,711,099
4.00%, 09/15/27(a)	8,915	8,864,399
Jefferies Financial Group Inc.
4.85%, 01/15/27(a)	4,537	4,557,885
6.45%, 06/08/27(a)	2,236	2,304,567
Lazard Group LLC, 3.63%, 03/01/27	2,085	2,050,345
LPL Holdings Inc., 5.70%, 05/20/27	3,235	3,288,057
Mastercard Inc., 3.30%, 03/26/27	5,964	5,885,420
Nomura Holdings Inc.
2.33%, 01/22/27	7,356	7,115,015
5.39%, 07/06/27	3,025	3,065,797
5.59%, 07/02/27	2,950	3,005,064
ORIX Corp.
3.70%, 07/18/27(a)	2,920	2,874,174
5.00%, 09/13/27	2,571	2,593,622
Radian Group Inc., 4.88%, 03/15/27	2,970	2,963,784
Synchrony Financial, 3.95%, 12/01/27	5,896	5,784,087
Visa Inc.
0.75%, 08/15/27(a)	3,127	2,933,144
1.90%, 04/15/27(a)	8,969	8,643,161
2.75%, 09/15/27	4,254	4,138,817
		194,242,273

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 6.3%
Alabama Power Co., 3.75%, 09/01/27(a)	$3,265	$3,234,088
Ameren Corp., 1.95%, 03/15/27	2,900	2,786,249
American Electric Power Co. Inc.
3.20%, 11/13/27	2,996	2,916,541
5.75%, 11/01/27	3,003	3,081,573
Appalachian Power Co., Series X, 3.30%, 06/01/27	2,037	1,992,722
Arizona Public Service Co., 2.95%, 09/15/27(a)	1,474	1,425,315
Black Hills Corp., 3.15%, 01/15/27	2,418	2,366,997
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27	1,884	1,844,899
CMS Energy Corp., 3.45%, 08/15/27(a)	1,792	1,757,138
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27(a)	2,401	2,337,177
Connecticut Light and Power Co. (The), Series A, 3.20%, 03/15/27	2,561	2,513,788
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27	1,822	1,775,539
Dominion Energy Inc., Series B, 3.60%, 03/15/27(a)	2,163	2,134,839
DTE Electric Co., 4.25%, 05/14/27	850	849,991
DTE Energy Co., 4.95%, 07/01/27(a)	7,270	7,337,766
Duke Energy Corp.
3.15%, 08/15/27(a)	4,229	4,129,769
4.85%, 01/05/27(a)	3,300	3,320,673
5.00%, 12/08/27(a)	3,120	3,161,752
Duke Energy Florida LLC, 3.20%, 01/15/27	3,465	3,410,971
Duke Energy Progress LLC, 4.35%, 03/06/27	1,099	1,101,041
Edison International, 5.75%, 06/15/27(a)	3,583	3,614,803
Entergy Louisiana LLC, 3.12%, 09/01/27	2,630	2,567,518
Evergy Kansas Central Inc., 3.10%, 04/01/27(a)	1,585	1,553,077
Eversource Energy
2.90%, 03/01/27	3,715	3,620,486
4.60%, 07/01/27	3,740	3,744,597
5.00%, 01/01/27	2,120	2,133,858
Exelon Corp., 2.75%, 03/15/27	3,880	3,777,171
FirstEnergy Corp., Series B, 3.90%, 07/15/27	8,940	8,830,228
Florida Power & Light Co., Series A, 3.30%, 05/30/27	2,072	2,036,207
Georgia Power Co.
3.25%, 03/30/27	2,466	2,423,549
5.00%, 02/23/27(a)	3,035	3,065,499
ITC Holdings Corp., 3.35%, 11/15/27	2,848	2,771,878
MidAmerican Energy Co., 3.10%, 05/01/27	2,604	2,554,813
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27	2,308	2,257,145
4.12%, 09/16/27	2,415	2,405,733
4.80%, 02/05/27	3,286	3,307,081
5.10%, 05/06/27(a)	2,130	2,155,284
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27(a)	5,804	5,593,602
3.55%, 05/01/27	8,448	8,317,524
4.63%, 07/15/27(a)	6,995	7,019,095
4.69%, 09/01/27	3,090	3,104,824
NSTAR Electric Co., 3.20%, 05/15/27(a)	3,325	3,262,405
Oncor Electric Delivery Co. LLC, 4.50%, 03/20/27(b)	2,990	2,998,305
Pacific Gas and Electric Co.
2.10%, 08/01/27(a)	5,828	5,540,539
3.30%, 03/15/27(a)	2,598	2,538,796
3.30%, 12/01/27	6,165	5,954,252
Security	Par (000)	Value
Electric (continued)
5.45%, 06/15/27(a)	$2,830	$2,866,018
Public Service Electric & Gas Co., 3.00%, 05/15/27(a)	2,448	2,395,769
Public Service Enterprise Group Inc., 5.85%, 11/15/27	4,240	4,369,353
Sempra, 3.25%, 06/15/27	4,491	4,384,827
Southern California Edison Co.
4.88%, 02/01/27(a)	2,730	2,734,144
5.85%, 11/01/27	4,065	4,155,121
Series D, 4.70%, 06/01/27(a)	3,360	3,360,913
Southern Co. (The), 5.11%, 08/01/27	4,815	4,879,788
Union Electric Co., 2.95%, 06/15/27	2,509	2,452,086
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/27	4,249	4,197,816
Series B, 3.75%, 05/15/27	3,830	3,791,258
WEC Energy Group Inc.
1.38%, 10/15/27	3,010	2,821,809
5.15%, 10/01/27	2,586	2,620,932
Wisconsin Power and Light Co., 3.05%, 10/15/27	1,922	1,868,496
Xcel Energy Inc., 1.75%, 03/15/27	2,866	2,742,117
		200,267,544
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27	3,048	2,893,019
Electronics — 1.0%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27	2,249	2,201,221
Amphenol Corp., 5.05%, 04/05/27	3,815	3,858,875
Honeywell International Inc.
1.10%, 03/01/27(a)	6,254	5,950,133
4.65%, 07/30/27	6,685	6,730,363
Hubbell Inc., 3.15%, 08/15/27	2,070	2,014,043
Jabil Inc., 4.25%, 05/15/27(a)	3,203	3,183,520
Keysight Technologies Inc., 4.60%, 04/06/27	4,073	4,079,160
Tyco Electronics Group SA, 3.13%, 08/15/27	2,562	2,502,129
		30,519,444
Environmental Control — 0.4%
Republic Services Inc., 3.38%, 11/15/27	3,605	3,536,764
Waste Management Inc.
3.15%, 11/15/27	4,665	4,553,883
4.95%, 07/03/27	4,230	4,287,148
		12,377,795
Food — 1.8%
Conagra Brands Inc., 1.38%, 11/01/27	6,039	5,614,408
General Mills Inc.
3.20%, 02/10/27(a)	4,603	4,520,044
4.70%, 01/30/27(a)	3,000	3,009,882
Hormel Foods Corp., 4.80%, 03/30/27(a)	3,077	3,098,380
J.M. Smucker Co. (The), 3.38%, 12/15/27	2,750	2,692,263
Kellanova, 3.40%, 11/15/27(a)	3,164	3,097,955
Kraft Heinz Foods Co., 3.88%, 05/15/27	8,005	7,907,023
Kroger Co. (The), 3.70%, 08/01/27	3,507	3,464,046
McCormick & Co. Inc./MD, 3.40%, 08/15/27	4,420	4,338,085
Mondelez International Inc., 2.63%, 03/17/27	4,524	4,398,403
Sysco Corp., 3.25%, 07/15/27	4,044	3,955,928
The Campbell's Co., 5.20%, 03/19/27	2,780	2,811,377
Tyson Foods Inc., 3.55%, 06/02/27	8,010	7,870,008
		56,777,802
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	2,581	2,528,932

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
Suzano International Finance BV, 5.50%, 01/17/27(a)	$4,037	$4,082,854
		6,611,786
Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27(a)	3,084	3,015,192
National Fuel Gas Co., 3.95%, 09/15/27(a)	1,085	1,064,098
NiSource Inc., 3.49%, 05/15/27	5,939	5,838,280
Southern California Gas Co., 2.95%, 04/15/27(a)	4,180	4,082,501
Southwest Gas Corp., 5.80%, 12/01/27	1,705	1,750,772
		15,750,843
Hand & Machine Tools — 0.1%
Snap-on Inc., 3.25%, 03/01/27	1,791	1,760,416
Health Care - Products — 1.2%
Agilent Technologies Inc., 4.20%, 09/09/27(a)	2,720	2,708,354
Baxter International Inc., 1.92%, 02/01/27(a)	8,391	8,073,707
GE HealthCare Technologies Inc., 5.65%, 11/15/27	9,505	9,743,026
Smith & Nephew PLC, 5.15%, 03/20/27(a)	1,697	1,713,565
Solventum Corp., 5.45%, 02/25/27	6,011	6,104,477
Stryker Corp., 4.55%, 02/10/27	3,140	3,152,625
Thermo Fisher Scientific Inc., 4.80%, 11/21/27(a)	3,880	3,926,397
Zimmer Biomet Holdings Inc., 4.70%, 02/19/27	2,480	2,488,828
		37,910,979
Health Care - Services — 2.8%
Centene Corp., 4.25%, 12/15/27	13,222	12,826,882
Cigna Group (The)
3.05%, 10/15/27	2,955	2,871,528
3.40%, 03/01/27	7,980	7,853,660
CommonSpirit Health, 6.07%, 11/01/27(a)	2,315	2,390,770
Elevance Health Inc., 3.65%, 12/01/27(a)	8,529	8,391,921
HCA Inc.
3.13%, 03/15/27	5,765	5,638,287
4.50%, 02/15/27	7,228	7,213,892
Humana Inc.
1.35%, 02/03/27	3,734	3,564,175
3.95%, 03/15/27(a)	2,911	2,887,726
ICON Investments Six DAC, 5.81%, 05/08/27	3,915	3,981,920
Kaiser Foundation Hospitals, 3.15%, 05/01/27(a)	3,426	3,356,123
Laboratory Corp. of America Holdings, 3.60%, 09/01/27	3,691	3,636,031
Quest Diagnostics Inc., 4.60%, 12/15/27(a)	2,405	2,415,403
SSM Health Care Corp., Series A, 3.82%, 06/01/27(a)	2,987	2,957,501
UnitedHealth Group Inc.
3.70%, 05/15/27(a)	3,593	3,554,297
2.95%, 10/15/27	5,247	5,091,472
3.38%, 04/15/27	3,634	3,573,976
3.45%, 01/15/27(a)	4,116	4,062,735
4.60%, 04/15/27(a)	3,060	3,069,979
		89,338,278
Holding Companies - Diversified — 1.7%
Ares Capital Corp.
2.88%, 06/15/27(a)	3,085	2,984,777
7.00%, 01/15/27	5,381	5,540,770
Blackstone Private Credit Fund
3.25%, 03/15/27(a)	5,505	5,355,198
4.95%, 09/26/27(a)	2,435	2,425,725
Blackstone Secured Lending Fund
2.13%, 02/15/27(a)	3,700	3,539,414
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.88%, 11/15/27	$2,410	$2,451,483
Blue Owl Capital Corp., 2.63%, 01/15/27(a)	2,395	2,307,232
Blue Owl Capital Corp. III, 3.13%, 04/13/27(a)	1,980	1,910,223
Blue Owl Credit Income Corp.
4.70%, 02/08/27(a)	3,003	2,980,064
7.75%, 09/16/27	3,496	3,654,038
Blue Owl Technology Finance Corp., 2.50%, 01/15/27(a)	1,765	1,695,412
FS KKR Capital Corp.
2.63%, 01/15/27(a)	2,245	2,158,118
3.25%, 07/15/27	3,192	3,066,439
Goldman Sachs BDC Inc., 6.38%, 03/11/27	2,560	2,610,963
Golub Capital BDC Inc., 2.05%, 02/15/27(a)	2,245	2,141,711
Main Street Capital Corp., 6.50%, 06/04/27(a)	2,425	2,475,914
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27(a)	2,366	2,348,025
New Mountain Finance Corp., 6.20%, 10/15/27(a)	1,850	1,872,564
Oaktree Specialty Lending Corp., 2.70%, 01/15/27(a)	2,242	2,155,746
		53,673,816
Home Builders — 0.5%
DR Horton Inc., 1.40%, 10/15/27	3,169	2,973,792
Lennar Corp.
4.75%, 11/29/27	4,244	4,257,448
5.00%, 06/15/27	2,316	2,326,073
Meritage Homes Corp., 5.13%, 06/06/27	1,885	1,894,131
PulteGroup Inc., 5.00%, 01/15/27(a)	2,001	2,010,732
Toll Brothers Finance Corp., 4.88%, 03/15/27	3,088	3,094,708
		16,556,884
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/27	2,852	2,761,071
Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 3.15%, 08/01/27	2,595	2,537,439
Clorox Co. (The), 3.10%, 10/01/27	2,259	2,201,881
Kimberly-Clark Corp., 1.05%, 09/15/27	3,315	3,116,444
		7,855,764
Insurance — 2.1%
American National Group Inc., 5.00%, 06/15/27(a)	3,153	3,162,233
Aon Corp., 8.21%, 01/01/27(a)	2,948	3,080,937
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27(a)	3,785	3,684,225
Aon North America Inc., 5.13%, 03/01/27(a)	3,725	3,762,022
Arthur J Gallagher & Co., 4.60%, 12/15/27(a)	4,245	4,258,680
Axis Specialty Finance PLC, 4.00%, 12/06/27	2,183	2,150,066
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27	3,635	3,536,940
Brighthouse Financial Inc., 3.70%, 06/22/27(a)	4,055	3,954,872
CNA Financial Corp., 3.45%, 08/15/27(a)	2,889	2,834,074
Corebridge Financial Inc., 3.65%, 04/05/27	7,520	7,407,268
Jackson Financial Inc., 5.17%, 06/08/27(a)	2,575	2,598,064
Manulife Financial Corp., 2.48%, 05/19/27	3,128	3,025,255
Markel Group Inc., 3.50%, 11/01/27	1,994	1,947,092
Marsh & McLennan Companies Inc., 4.55%, 11/08/27(a)	5,110	5,140,272
Mercury General Corp., 4.40%, 03/15/27(a)	2,436	2,410,532
Progressive Corp. (The)
2.45%, 01/15/27	3,151	3,068,705
2.50%, 03/15/27	3,253	3,161,642
RenaissanceRe Finance Inc., 3.45%, 07/01/27	1,966	1,928,750

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Willis North America Inc., 4.65%, 06/15/27	$4,669	$4,688,606
		65,800,235
Internet — 3.1%
Alibaba Group Holding Ltd., 3.40%, 12/06/27(a)	14,826	14,526,188
Alphabet Inc., 0.80%, 08/15/27(a)	6,115	5,735,318
Amazon.com Inc.
1.20%, 06/03/27	6,844	6,494,100
3.15%, 08/22/27(a)	19,356	18,991,739
3.30%, 04/13/27	11,196	11,039,927
4.55%, 12/01/27	11,625	11,739,599
Baidu Inc.
1.63%, 02/23/27	160	153,324
3.63%, 07/06/27(a)	1,655	1,629,717
eBay Inc.
3.60%, 06/05/27(a)	5,219	5,148,138
5.95%, 11/22/27(a)	1,580	1,633,563
Expedia Group Inc., 4.63%, 08/01/27	4,627	4,631,524
Meta Platforms Inc., 3.50%, 08/15/27	14,770	14,584,053
VeriSign Inc., 4.75%, 07/15/27	3,076	3,074,104
		99,381,294
Iron & Steel — 0.4%
ArcelorMittal SA, 6.55%, 11/29/27	7,075	7,353,719
Nucor Corp., 4.30%, 05/23/27	3,285	3,282,230
Steel Dynamics Inc., 1.65%, 10/15/27	1,951	1,836,082
		12,472,031
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27(a)	1,345	1,416,395
Lodging — 0.6%
Hyatt Hotels Corp., 5.75%, 01/30/27	3,995	4,061,549
Las Vegas Sands Corp., 5.90%, 06/01/27	4,619	4,695,877
Marriott International Inc./MD, 5.00%, 10/15/27	6,125	6,201,090
Sands China Ltd., 2.30%, 03/08/27(a)	3,600	3,467,771
		18,426,287
Machinery — 2.4%
AGCO Corp., 5.45%, 03/21/27	2,710	2,735,175
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	3,932	3,694,388
1.70%, 01/08/27(a)	2,460	2,374,720
3.60%, 08/12/27(a)	3,903	3,857,750
4.40%, 10/15/27(a)	4,220	4,240,032
4.50%, 01/07/27(a)	2,430	2,439,980
4.50%, 01/08/27	2,625	2,634,225
4.60%, 11/15/27	5,330	5,376,153
5.00%, 05/14/27(a)	4,723	4,786,810
CNH Industrial Capital LLC, 4.50%, 10/08/27	2,290	2,285,804
CNH Industrial NV, 3.85%, 11/15/27(a)	3,129	3,090,730
Ingersoll Rand Inc., 5.20%, 06/15/27	3,810	3,859,388
John Deere Capital Corp.
1.70%, 01/11/27	2,631	2,537,775
1.75%, 03/09/27	2,707	2,603,523
2.35%, 03/08/27	2,680	2,601,823
2.80%, 09/08/27	2,664	2,589,631
4.15%, 09/15/27(a)	5,220	5,213,049
4.20%, 07/15/27	4,350	4,352,553
4.50%, 01/08/27(a)	4,250	4,266,268
4.85%, 03/05/27(a)	2,839	2,867,153
4.90%, 06/11/27	3,850	3,900,480
Series ., 4.50%, 01/08/27	2,024	2,031,754
Security	Par (000)	Value
Machinery (continued)
Otis Worldwide Corp., 2.29%, 04/05/27(a)	$2,791	$2,696,453
		77,035,617
Manufacturing — 0.8%
3M Co., 2.88%, 10/15/27(a)	4,634	4,498,649
Carlisle Companies Inc., 3.75%, 12/01/27	3,540	3,482,217
Eaton Corp., 3.10%, 09/15/27	4,236	4,141,846
Parker-Hannifin Corp.
3.25%, 03/01/27(a)	3,856	3,791,527
4.25%, 09/15/27	7,218	7,210,171
Textron Inc., 3.65%, 03/15/27	2,279	2,245,272
		25,369,682
Media — 1.1%
Comcast Corp.
2.35%, 01/15/27(a)	8,161	7,927,954
3.30%, 02/01/27	7,268	7,159,097
3.30%, 04/01/27(a)	4,644	4,566,549
5.35%, 11/15/27(a)	4,075	4,162,956
FactSet Research Systems Inc., 2.90%, 03/01/27	3,130	3,056,474
Paramount Global, 2.90%, 01/15/27	1,623	1,579,434
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	6,111	5,987,659
Walt Disney Co. (The), 3.70%, 03/23/27(a)	2,288	2,272,604
		36,712,727
Mining — 0.3%
Freeport-McMoRan Inc., 5.00%, 09/01/27(a)	2,727	2,726,850
Kinross Gold Corp., 4.50%, 07/15/27	3,114	3,109,242
Rio Tinto Finance USA PLC, 4.38%, 03/12/27(a)	2,486	2,492,570
		8,328,662
Oil & Gas — 3.1%
BP Capital Markets America Inc.
3.02%, 01/16/27	5,031	4,942,746
3.54%, 04/06/27(a)	3,041	3,003,121
3.59%, 04/14/27(a)	3,722	3,679,878
5.02%, 11/17/27(a)	6,015	6,104,251
BP Capital Markets PLC, 3.28%, 09/19/27	8,537	8,369,948
Canadian Natural Resources Ltd., 3.85%, 06/01/27	7,408	7,319,419
Cenovus Energy Inc., 4.25%, 04/15/27(a)	2,406	2,391,047
Chevron Corp., 2.00%, 05/11/27	6,057	5,841,127
Chevron USA Inc.
1.02%, 08/12/27	4,756	4,476,125
4.41%, 02/26/27(a)	2,395	2,404,947
Coterra Energy Inc., 3.90%, 05/15/27	4,269	4,216,911
Devon Energy Corp., 5.25%, 10/15/27(a)	2,425	2,429,976
Diamondback Energy Inc., 5.20%, 04/18/27	5,095	5,148,562
Eni USA Inc., 7.30%, 11/15/27	2,327	2,462,699
EQT Corp.
3.90%, 10/01/27	5,871	5,788,488
6.50%, 07/01/27(a)(b)	1,545	1,575,539
7.50%, 06/01/27(b)	2,139	2,176,726
Exxon Mobil Corp., 3.29%, 03/19/27(a)	4,793	4,735,935
Helmerich & Payne Inc., 4.65%, 12/01/27(a)	1,265	1,251,752
Hess Corp., 4.30%, 04/01/27	6,042	6,037,743
Occidental Petroleum Corp.
5.00%, 08/01/27(a)	3,750	3,769,948
8.50%, 07/15/27	2,895	3,042,950
Phillips 66 Co., 4.95%, 12/01/27	4,453	4,499,853
Valero Energy Corp., 2.15%, 09/15/27	3,505	3,337,726
		99,007,417

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27(a)	$8,021	$7,835,543
Packaging & Containers — 0.3%
Berry Global Inc., 1.65%, 01/15/27	2,685	2,575,576
Packaging Corp. of America, 3.40%, 12/15/27	3,096	3,020,989
Sonoco Products Co., 2.25%, 02/01/27	1,844	1,778,911
WRKCo Inc., 3.38%, 09/15/27(a)	2,859	2,798,334
		10,173,810
Pharmaceuticals — 4.6%
AbbVie Inc., 4.80%, 03/15/27	12,965	13,052,179
Astrazeneca Finance LLC, 4.80%, 02/26/27	7,040	7,098,713
AstraZeneca PLC, 3.13%, 06/12/27	4,244	4,163,108
Becton Dickinson & Co., 3.70%, 06/06/27	10,039	9,918,399
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	5,514	5,158,616
3.25%, 02/27/27(a)	3,020	2,977,310
3.45%, 11/15/27	3,182	3,135,044
4.90%, 02/22/27(a)	5,475	5,529,923
Cardinal Health Inc., 3.41%, 06/15/27	6,567	6,448,735
Cencora Inc.
3.45%, 12/15/27	4,434	4,335,986
4.63%, 12/15/27	2,395	2,404,102
CVS Health Corp.
1.30%, 08/21/27	12,952	12,124,368
3.63%, 04/01/27	3,933	3,876,005
6.25%, 06/01/27(a)	2,191	2,255,039
Eli Lilly & Co.
3.10%, 05/15/27(a)	2,868	2,818,247
4.15%, 08/14/27	4,565	4,569,252
4.50%, 02/09/27	5,632	5,660,817
5.50%, 03/15/27(a)	1,662	1,697,118
GlaxoSmithKline Capital PLC, 4.32%, 03/12/27(a)	2,345	2,350,761
Johnson & Johnson
0.95%, 09/01/27(a)	7,947	7,472,498
2.95%, 03/03/27	5,534	5,444,456
4.50%, 03/01/27(a)	4,610	4,640,416
Merck & Co. Inc., 1.70%, 06/10/27	9,006	8,616,206
Novartis Capital Corp.
2.00%, 02/14/27	7,155	6,935,264
3.10%, 05/17/27	5,883	5,783,814
Viatris Inc., 2.30%, 06/22/27	4,200	3,996,846
Zoetis Inc., 3.00%, 09/12/27	4,431	4,313,225
		146,776,447
Pipelines — 3.2%
Boardwalk Pipelines LP, 4.45%, 07/15/27	2,984	2,974,747
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27(a)	7,081	7,132,755
DCP Midstream Operating LP, 5.63%, 07/15/27	3,005	3,058,716
Enbridge Inc.
3.70%, 07/15/27(a)	3,689	3,633,807
5.25%, 04/05/27	4,225	4,275,624
Energy Transfer LP
4.00%, 10/01/27	4,223	4,180,321
4.20%, 04/15/27	3,426	3,404,792
4.40%, 03/15/27(a)	4,140	4,128,186
5.50%, 06/01/27(a)	5,406	5,482,849
Enterprise Products Operating LLC
3.95%, 02/15/27(a)	3,678	3,656,109
4.60%, 01/11/27(a)	6,023	6,044,039
Security	Par (000)	Value
Pipelines (continued)
MPLX LP
4.13%, 03/01/27(a)	$7,327	$7,279,201
4.25%, 12/01/27	4,426	4,396,061
Northwest Pipeline LLC, 4.00%, 04/01/27	3,101	3,072,884
ONEOK Inc.
4.00%, 07/13/27	3,003	2,975,930
4.25%, 09/24/27	5,820	5,796,046
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27	8,944	8,980,826
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/27(b)	4,215	4,229,022
Targa Resources Corp., 5.20%, 07/01/27	4,670	4,724,686
TC PipeLines LP, 3.90%, 05/25/27	3,261	3,223,556
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27(a)	1,593	1,652,327
Williams Companies Inc. (The), 3.75%, 06/15/27	8,464	8,345,236
		102,647,720
Real Estate Investment Trusts — 3.7%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27(a)	2,292	2,272,898
American Tower Corp.
2.75%, 01/15/27(a)	4,497	4,385,515
3.13%, 01/15/27(a)	1,571	1,538,928
3.55%, 07/15/27	4,132	4,061,462
3.65%, 03/15/27(a)	4,026	3,968,724
AvalonBay Communities Inc., 3.35%, 05/15/27(a)	2,440	2,397,462
Boston Properties LP, 6.75%, 12/01/27	4,203	4,393,623
Brixmor Operating Partnership LP, 3.90%, 03/15/27(a)	2,481	2,456,044
Crown Castle Inc.
2.90%, 03/15/27	4,480	4,360,155
3.65%, 09/01/27	5,800	5,694,620
4.00%, 03/01/27(a)	3,083	3,055,929
Digital Realty Trust LP, 3.70%, 08/15/27	5,593	5,516,035
DOC DR LLC, 4.30%, 03/15/27	2,475	2,463,655
EPR Properties, 4.50%, 06/01/27	1,820	1,805,514
Equinix Inc., 1.80%, 07/15/27	2,868	2,725,986
ERP Operating LP, 3.25%, 08/01/27(a)	2,572	2,517,068
Essex Portfolio LP, 3.63%, 05/01/27(a)	2,055	2,025,770
Extra Space Storage LP, 3.88%, 12/15/27	2,690	2,647,598
Federal Realty OP LP, 3.25%, 07/15/27	2,676	2,617,783
Healthcare Realty Holdings LP, 3.75%, 07/01/27	3,001	2,953,324
Healthpeak OP LLC, 1.35%, 02/01/27(a)	2,911	2,778,650
Highwoods Realty LP, 3.88%, 03/01/27(a)	930	913,646
Kimco Realty OP LLC, 3.80%, 04/01/27	2,663	2,631,946
Mid-America Apartments LP, 3.60%, 06/01/27(a)	3,518	3,471,937
NNN REIT Inc., 3.50%, 10/15/27	2,281	2,233,911
Omega Healthcare Investors Inc., 4.50%, 04/01/27	4,041	4,038,403
Prologis LP
2.13%, 04/15/27	2,698	2,601,890
3.38%, 12/15/27	2,531	2,480,015
Public Storage Operating Co., 3.09%, 09/15/27	2,156	2,103,893
Realty Income Corp.
3.00%, 01/15/27(a)	3,618	3,548,604
3.95%, 08/15/27(a)	3,684	3,656,234
Regency Centers LP, 3.60%, 02/01/27(a)	2,706	2,673,481
Simon Property Group LP
1.38%, 01/15/27(a)	3,366	3,222,667
3.38%, 06/15/27(a)	4,216	4,142,708
3.38%, 12/01/27	4,282	4,194,234
Tanger Properties LP, 3.88%, 07/15/27	1,580	1,554,024
UDR Inc., 3.50%, 07/01/27	1,876	1,843,445

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Ventas Realty LP, 3.85%, 04/01/27	$2,250	$2,226,332
Welltower OP LLC, 2.70%, 02/15/27(a)	3,204	3,125,928
Weyerhaeuser Co., 6.95%, 10/01/27	1,961	2,053,570
		119,353,611
Retail — 3.1%
AutoNation Inc., 3.80%, 11/15/27	1,503	1,475,298
AutoZone Inc., 3.75%, 06/01/27	3,759	3,716,081
Costco Wholesale Corp.
1.38%, 06/20/27	7,228	6,881,642
3.00%, 05/18/27	6,155	6,042,672
Darden Restaurants Inc.
3.85%, 05/01/27	3,129	3,094,417
4.35%, 10/15/27(a)	2,545	2,540,539
Dollar General Corp.
3.88%, 04/15/27	3,056	3,022,712
4.63%, 11/01/27	2,500	2,506,085
Home Depot Inc. (The)
2.50%, 04/15/27	4,605	4,479,015
2.80%, 09/14/27(a)	5,852	5,685,565
2.88%, 04/15/27	4,584	4,484,639
4.88%, 06/25/27	4,548	4,603,026
Lowe's Companies Inc.
3.10%, 05/03/27	9,063	8,865,030
3.35%, 04/01/27	4,658	4,579,658
McDonald's Corp.
3.50%, 03/01/27	4,540	4,480,598
3.50%, 07/01/27	5,924	5,838,025
O'Reilly Automotive Inc., 3.60%, 09/01/27	4,349	4,278,994
Starbucks Corp.
2.00%, 03/12/27	3,618	3,481,224
4.85%, 02/08/27	5,632	5,668,757
Target Corp., 1.95%, 01/15/27(a)	6,080	5,889,411
Walmart Inc.
4.10%, 04/28/27	4,010	4,011,789
5.88%, 04/05/27	1,995	2,053,521
		97,678,698
Semiconductors — 2.6%
Analog Devices Inc., 3.45%, 06/15/27	2,586	2,550,476
Applied Materials Inc., 3.30%, 04/01/27(a)	6,918	6,817,037
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	16,683	16,544,151
Broadcom Inc., 5.05%, 07/12/27	7,735	7,828,259
Intel Corp.
3.15%, 05/11/27	5,703	5,562,683
3.75%, 03/25/27	5,847	5,767,239
3.75%, 08/05/27(a)	7,230	7,121,901
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27(a)	3,024	2,954,664
4.40%, 06/01/27	2,844	2,838,446
Qualcomm Inc., 3.25%, 05/20/27(a)	11,670	11,492,313
Texas Instruments Inc.
2.90%, 11/03/27(a)	3,319	3,227,079
4.60%, 02/08/27	3,011	3,028,942
TSMC Arizona Corp., 3.88%, 04/22/27	6,157	6,103,537
		81,836,727
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27	3,551	3,462,064
Security	Par (000)	Value
Software — 3.4%
Adobe Inc.
2.15%, 02/01/27(a)	$5,219	$5,069,242
4.85%, 04/04/27	3,185	3,221,421
Autodesk Inc., 3.50%, 06/15/27	2,862	2,817,009
Cadence Design Systems Inc., 4.20%, 09/10/27(a)	2,868	2,865,397
Fiserv Inc.
2.25%, 06/01/27(a)	5,906	5,679,029
5.15%, 03/15/27	4,590	4,633,874
Intuit Inc., 1.35%, 07/15/27	2,987	2,831,771
Microsoft Corp.
3.30%, 02/06/27(a)	20,472	20,244,428
3.40%, 06/15/27(a)	2,324	2,306,180
Oracle Corp.
2.80%, 04/01/27	13,128	12,771,637
3.25%, 11/15/27	15,658	15,240,422
Roper Technologies Inc., 1.40%, 09/15/27	4,310	4,052,171
Synopsys Inc., 4.55%, 04/01/27	6,260	6,268,007
Take-Two Interactive Software Inc., 3.70%, 04/14/27(a)	3,835	3,787,726
VMware LLC
3.90%, 08/21/27	7,316	7,230,991
4.65%, 05/15/27(a)	3,165	3,174,747
Workday Inc., 3.50%, 04/01/27	5,870	5,777,162
		107,971,214
Telecommunications — 3.3%
AT&T Inc.
2.30%, 06/01/27	14,364	13,831,331
3.80%, 02/15/27(a)	4,492	4,449,453
4.25%, 03/01/27(a)	8,716	8,686,901
Cisco Systems Inc., 4.80%, 02/26/27	11,833	11,939,617
Nokia OYJ, 4.38%, 06/12/27	3,115	3,086,921
Rogers Communications Inc., 3.20%, 03/15/27(a)	7,825	7,663,161
Telefonica Emisiones SA, 4.10%, 03/08/27(a)	7,054	6,999,674
TELUS Corp.
2.80%, 02/16/27	3,340	3,254,894
3.70%, 09/15/27	2,978	2,926,750
T-Mobile USA Inc.
3.75%, 04/15/27	23,020	22,752,152
5.38%, 04/15/27(a)	2,740	2,741,721
Verizon Communications Inc.
3.00%, 03/22/27(a)	3,920	3,835,666
4.13%, 03/16/27	13,140	13,101,048
		105,269,289
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27(a)	2,989	2,925,781
Transportation — 1.1%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	3,090	3,037,519
CSX Corp., 3.25%, 06/01/27	4,540	4,453,815
Norfolk Southern Corp.
3.15%, 06/01/27(a)	1,859	1,818,421
7.80%, 05/15/27	2,012	2,129,400
Ryder System Inc.
2.85%, 03/01/27	2,710	2,639,692
4.30%, 06/15/27(a)	1,795	1,789,807
5.30%, 03/15/27	2,300	2,325,758
Union Pacific Corp.
2.15%, 02/05/27	2,608	2,526,550
3.00%, 04/15/27(a)	3,157	3,089,122
United Parcel Service Inc., 3.05%, 11/15/27(a)	6,121	5,967,128

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Walmart Inc., 3.95%, 09/09/27(a)	$6,046	$6,032,858
		35,810,070
Trucking & Leasing — 0.1%
GATX Corp.
3.85%, 03/30/27	2,096	2,068,019
5.40%, 03/15/27	2,025	2,048,268
		4,116,287
Venture Capital — 0.1%
Hercules Capital Inc., 3.38%, 01/20/27(a)	2,205	2,142,751
Water — 0.2%
American Water Capital Corp., 2.95%, 09/01/27	3,440	3,345,171
Essential Utilities Inc., 4.80%, 08/15/27	2,835	2,854,730
		6,199,901
Total Long-Term Investments — 98.6% (Cost: $3,137,398,579)		3,144,653,017
	Shares
Short-Term Securities
Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	143,013,731	143,070,937
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	25,410,000	$25,410,000
Total Short-Term Securities — 5.3% (Cost: $168,451,421)		168,480,937
Total Investments — 103.9% (Cost: $3,305,850,000)		3,313,133,954
Liabilities in Excess of Other Assets — (3.9)%		(123,664,939)
Net Assets — 100.0%		$3,189,469,015

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$180,798,163	$—	$(37,687,005)(a)	$2,235	$(42,456)	$143,070,937	143,013,731	$248,365 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,550,000	21,860,000 (a)	—	—	—	25,410,000	25,410,000	283,325	—
				$2,235	$(42,456)	$168,480,937		$531,690	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,144,653,017	$—	$3,144,653,017
Short-Term Securities
Money Market Funds	168,480,937	—	—	168,480,937
	$168,480,937	$3,144,653,017	$—	$3,313,133,954

Portfolio Abbreviation
REIT	Real Estate Investment Trust